MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments presented at fair value through profit or loss and certain employee benefit liabilities, net.

The Company has elected to present the profit or loss items using the function of expense method.

Consolidated financial statements:
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared on the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional currency, presentation currency and foreign currency:
c.	Functional currency, presentation currency and foreign currency:
1.	Functional currency and presentation currency:

The consolidated financial statements are presented in U.S. dollar (“USD”), which is the Company’s functional currency. For each subsidiary, the Group determines the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of all the Group’s subsidiaries is the USD.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currency are translated using exchange rates at the date of the transaction. Exchange rate differences are recognized in profit or loss.

Cash equivalents:
d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment. The balance of cash equivalents also includes certain cash amounts held in accounts with third party payment service providers which are already earned and available for disbursement by the Company.

User funds and User accounts:
e.	User funds and User accounts:

In 2021 Freightos entered into arrangements with third party payment service providers to hold funds on behalf of buyers and sellers (“users”) on its Freightos.com and WebCargo eBooking platforms (See Note 2j).

User funds consist of buyers’ prepayments, including the Company’s transaction and service fees that would be earned when an order is completed, credits issued upon cancellations and seller fees that have not yet been withdrawn. User accounts represent the corresponding liability to the users.

The Company does not have ownership over the funds and does not have the right to direct the funds to be used at will or for its own benefit other than those funds related to transaction and service fees owed to the Company after control has been obtained by the customers.

Property and equipment:
f.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses, if any.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and hardware	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including reasonably certain options periods) and the estimated useful life of the improvements.

Business combinations and goodwill:
g.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Contingent consideration is recognized at fair value on the acquisition date. If the contingent consideration is classified as a financial asset or liability in accordance with IFRS 9, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Leases:
h.	Leases:

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has contracts that are, or contain, leases, for the buildings and offices used for its operations.

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and does not separate the lease components from the non-lease components included in a single contract.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

The periods of depreciation of the right-of-use buildings and offices assets are 2.5-3 years.

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Impairment of non-financial assets:
i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

Revenue:
j.	Revenue:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

The Company’s revenue is derived from several sources:

●	Transaction fees and ancillary services fees on its global freight booking and payments (transactional) platforms - Freightos.com and WebCargo eBooking (the “Platform”), as well as fees for providing customs brokerage services.
●	Subscriptions and professional services fees from its Solutions offerings.

Platform offerings:

In its Platform, Freightos provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. Platform revenue is generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform. Platform revenue includes buyer platform fees, seller transaction fees (flat or a percentage of transaction value), fees related to payments or payment terms, and fees related to sales of ancillary services like third party insurance and customs brokerage. The Company’s customers are users of its platform, such as international shippers, freight forwarders, third-party ancillary services providers and air and ocean carriers.

Fees are mainly remitted from a third-party payment provider who collects up-front from users and facilitates the payments from buyers to sellers, or are collected directly from carriers. Any prepaid amounts from buyers are recorded simultaneously as an asset under “user funds” and as a corresponding liability to users under “user accounts”. Revenue recognition is deferred until the order is completed.

In some cases, the Company offers credit terms to certain buyers on the Platform.

The Company’s revenue generated by the Platform is primarily related to facilitating and enabling sellers and buyers to contract for international freight. The Company only has one distinct performance obligation in connection with its transactional platforms. The Company earns the transaction fees and service fees, and recognizes revenue, once the user obtains control of the service, which occurs at a point in time upon completion of each order.

The Company recognizes revenue on a net basis since the Company acts as an agent on its Platform. The Company does not take responsibility for the sellers’ services, and therefore the Company does not obtain control on the services before they are transferred to the customer.

Solutions offerings:

Freightos provides software tools and data to help industry participants automate their pricing, sales and procurement processes. The Company generates revenue from recurring subscriptions for SaaS and data and recognizes revenue over time when the service is rendered to the customer. The Company also receives revenue from certain non-recurring engineering and customization services associated with SaaS so the Company recognizes this revenue over the subscription period.

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

Costs of obtaining a contract:

In order to obtain certain contracts with customers, the Company incurs incremental costs in obtaining the contract (such as sales commissions which are contingent on making binding sales). Costs incurred in obtaining the contract with the customer which would not have been incurred if the contract had not been obtained and which the Company expects to recover are recognized as an asset and amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

The Company has elected to apply the practical expedient allowed by IFRS 15 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.

Employee benefit liabilities:
k.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability for a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The Israeli subsidiary has defined contribution plans for almost all of the employees of the Israeli subsidiary that elected to be included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”). According to Section 14 the Israeli subsidiary makes monthly deposits to pension funds or insurance policies in the name of each employee. Once deposits are made, the Israeli subsidiary is released from future severance obligation with respect to these employees, and hence no accrual is recorded, and the aforementioned deposits are not recorded as an asset on the Company’s statements of financial position.

The Group also operates a defined benefit plan for one employee of the Israeli subsidiary that did not elect to be included under Section 14, and for employees of other subsidiaries that are entitled according to their respective domicile’s laws to severance pay upon dismissal or retirement. The Company measured this liability for termination of employment using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company. The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

3.	Termination benefits:

Termination benefits are created as a result of the Group’s decision to dismiss employees before the normal retirement age or as a result of the employee decision to accept early retirement. A liability for a termination benefit is recognized at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.

Intangible assets:
l.	Intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

A summary of the useful economic lives of the intangible assets purchased by the Company is as follows:

Years
Technology	6-7
Trade Name	5.33
Customer relationships	5-10.33

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each year end.

Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

Costs incurred in an internal development project are recognized as an intangible asset only if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the expenditures attributable to the intangible asset during its development.

For all the reporting periods, the above criteria have not been met and therefore all development costs have been recognized as an expense in profit or loss.

Taxes on income:
m.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

The taxes that would apply in the event that the investments in subsidiaries were realized were not taken into account in the calculation of the deferred taxes, since the Company intends to hold and develop these investments. In addition, the deferred taxes on the distribution of earnings by subsidiaries as dividends were not taken into account, since the dividends are not taxable or since a decision has been made not to distribute taxable dividends in the foreseeable future.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

3.	Uncertain tax positions:

Uncertain tax positions arise from tax treatments applied by the Company which may be challenged by the tax authorities due to the complexity of the transaction or different interpretation of the tax laws, a claim for rectification brought by the Company, an appeal for a refund claimed from the tax authorities related to additional assessments or a tax investigation by the tax authorities. The Company recognizes its uncertain tax positions in the consolidated financial statements in accordance with IAS 12, “Income Taxes”. The income tax asset is recognized if a tax refund is probable for taxes paid and levied by the tax authority, and the amount to be paid as a result of the tax investigation and others is recognized as a current tax payable.

Financial instruments:

n.Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

2.	Impairment of financial assets:

The Company has short-term financial assets such as trade receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

3.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset have expired; or
-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.
4.	Financial liabilities:
a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for:

-	Financial liabilities measured at fair value through profit or loss;
-	Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;
-	Contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies.
b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company designates a financial liability in respect of contingent consideration in a business combination as measured at fair value through profit or loss.

At initial recognition, the Company measures these financial liabilities at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

5.	Extinguishing financial liabilities with equity instruments:

Equity instruments issued to replace a debt are measured at the fair value of the equity instruments issued if their fair value can be reliably measured. If their fair value cannot be reliably measured, the equity instruments are measured based on the fair value of the financial liability extinguished on the date of extinguishment. The difference between the carrying amount of the financial liability extinguished and the fair value of the equity instruments issued is recognized in profit or loss.

6.	Warrants:

According to IAS 32, “Financial Instruments: Presentation”, derivatives which will be settled only by the issuer exchanging fixed amounts of cash to fixed numbers of the Company’s Ordinary shares will be classified as equity. Otherwise, the instrument should be classified as a financial liability. Therefore, the Group has classified all warrants as a financial liability. The warrant instrument is initially recognized at fair value, and subsequently measured at fair value. Changes in fair value are recognized in profit or loss.

Fair value measurement:

o.Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

NOTE 2: — MATERIAL ACCOUNTING POLICIES (Cont.)

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1 -  quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 -  inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3 -  inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Loss per share:

p.Loss per share:

Loss per share is calculated by dividing the loss attributable to the Company’s shareholders by the weighted number of Ordinary shares outstanding during the period.

Potential Ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential Ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date.

Share-based payment transactions:

q.Share-based payment transactions:

From time to time, the Company grants to its employees and service providers remuneration in the form of equity-settled share-based instruments, mainly options to purchase Ordinary shares. In addition, the Company settled certain transactions, such as in an acquisition of a certain technology asset, by transferring Ordinary or Preferred shares.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “vesting period”).

No expense is recognized for awards that do not ultimately vest.

With respect to acquisition of assets settled by issuing and transferring of equity instruments the cost of the transactions is measured at the fair value of the equity instruments transferred and is recognized as the cost basis of the acquired assets.

Amendments to IAS
r.	Amendments to IAS 1, “Presentation of Financial Statements” and IFRS Practice Statement 2, “Making Materiality Judgements - Disclosure of Accounting Policies”:

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments require entities to disclose their material rather than their significant accounting policies. These financial statements are prepared in accordance with the amendments to IAS 1 as they are effective for annual periods beginning on January 1, 2023.

Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.